Commitments and Contingencies (Details) - Schedule of Commitments to Purchase Raw Materials or Service - Mar. 31, 2024	CNY (¥)	USD ($)
Schedule of Commitments to Purchase Raw Materials or Service [Line Items]
Total	¥ 120,451,701	$ 16,976,984
Research and Development [Member]
Schedule of Commitments to Purchase Raw Materials or Service [Line Items]
Total	51,593,189	7,271,767
Construction in Progress [Member]
Schedule of Commitments to Purchase Raw Materials or Service [Line Items]
Total	27,531,843	3,880,457
Other Professional Service Fee [Member]
Schedule of Commitments to Purchase Raw Materials or Service [Line Items]
Total	3,050,850	430,000
Purchase Raw Materials [Member]
Schedule of Commitments to Purchase Raw Materials or Service [Line Items]
Total	¥ 38,275,819	$ 5,394,760